Short-Term Bank Borrowings (Details 1) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Pledged assets to secure short-term borrowings	$ 5,798,802	$ 3,165,139
Buildings, net [Member]
Pledged assets to secure short-term borrowings	5,079,080	3,069,599
Land use rights, net [Member]
Pledged assets to secure short-term borrowings	$ 719,722	$ 95,540